Cover	Sep. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-54872
Entity Registrant Name	SILO PHARMA, INC.
Entity Central Index Key	0001514183
Entity Tax Identification Number	27-3046338
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	560 Sylvan Ave
Entity Address, Address Line Two	Suite 3160
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	(718)
Local Phone Number	400-9031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false